Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
NON-CURRENT ASSETS
Plant and equipment, net	$ 3,175	$ 3,295
Right-of-use assets, net	800	1,095
Security deposit	23	198
Digital assets	904
Note receivables	5,255	5,305
Total non-current assets	10,157	9,893
CURRENT ASSETS
Trade receivables	395	91
Inventories	5	5
Other receivables and prepayments	7,352	5,287
Loan receivable	20,532	19,895
VAT receivable	1	10
Cash and bank balances	1,778	1,927
Total current assets	30,063	27,215
Total assets	40,220	37,108
CURRENT LIABILITIES
Trade payables	2,099	1,930
Accrued liabilities and other payables	1,519	2,026
Note payables	1,496	2,428
Deferred revenue	1,310	1,459
Amounts owed to related parties	1,180	391
Lease liabilities	228	346
Taxes payables	800	827
Total current liabilities	8,632	9,407
NET CURRENT ASSETS	21,431	17,808
NON-CURRENT LIABILITIES
Lease liabilities	629	808
Total non-current liabilities	629	808
Total liabilities	9,261	10,215
NET ASSETS	30,959	26,893
EQUITY
Reserves	29,971	26,657
Non-controlling interest	988	236
Total equity	$ 30,959	$ 26,893